Insurance Receivable and Impairment - Schedule of Insurance Receivable on Fleet (Detail) - Insolvent Customer - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Leases Disclosure [Line Items]
Estimated unrecovered containers, net of insurance deductible		$ 409,000
Recovery costs	$ 314,000	1,383,000	$ 4,864,000
Insurance receivable related to this insolvent customer	$ 2,106,000	$ 1,792,000	$ 0